PROPERTY AND EQUIPMENT (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Land and building CNY	Dec. 31, 2012 Land and building CNY	Dec. 31, 2013 Leasehold improvements CNY	Dec. 31, 2012 Leasehold improvements CNY	Dec. 31, 2013 Electronic equipment CNY	Dec. 31, 2012 Electronic equipment CNY	Dec. 31, 2013 Furniture and fixtures CNY	Dec. 31, 2012 Furniture and fixtures CNY	Dec. 31, 2013 Motor vehicles CNY	Dec. 31, 2012 Motor vehicles CNY	Dec. 31, 2013 Other assets CNY	Dec. 31, 2012 Other assets CNY
Property and equipment
Gross book value					526,294	289,536	19,902	14,075	110,863	94,530	10,376	10,305	6,880	7,067	13,928	11,378
Less: Accumulated depreciation		(168,966)	(146,234)
Net book value	85,778	519,277	280,657
Depreciation expense	5,264	31,867	27,496	26,389
Loss due to disposal of fixed assets	$ 28	171	65	141